Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
Please refer to the Compensation and Discussion Analysis on pages 45 to 67 for a detailed description of the Company’s Executive Compensation program design and 2022 pay decisions, including how the Company links executive compensation to performance. This section is provided solely to co mply wit
h recently adopted SEC rules under the Dodd-Frank Act.

Pay Versus Performance Table
					Valu e of Init ial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for PEO 1 $ (b)	Compensation Actually Paid to PEO 1,4 $ (c)	Average Summary Compensation Table Total for Non-PEO NEOs 2 $ (d)	Average Compensation Actually Paid to Non-PEO NEOs 2,4 $ (e)	Total Shareholder Return $ (f)	Peer Group Total Shareholder Return 3 $ (g)	Net Income (in millions) $ (h)	CFOAS 5 (in millions) $ (i)

2022	35,909,231	89,747,677	20,844,030	37,954,580	188	136	55,740	82,044

2021	23,572,488	40,080,212	11,277,117	18,671,104	101	94	23,040	51,305

2020	15,639,061	-7,691,707	8,331,316	-8,714,670	64	69	-22,440	15,667
See footnote text on page 10
5
 for the Summary Compensation Table (SCT) to Compensation Actually Paid (CAP) calculation.

Following table and information are provided to supplement the Pay versus Performance table.

Year (a)	Total Direct Compensation PEO 1,6 $ (j)	Realized Pay PEO 1,6 $ (k)	Average Total Direct Compensation for Non-PEO NEOs 2,6 $ (l)	Average Realized Pay for Non-PEO NEOs 2,6 $ (m)

2022	33,024,000	18,116,008	17,704,820	7,649,062

2021	18,262,225	9,068,366	7,594,806	4,188,130

2020	10,049,725	3,748,895	4,785,620	2,744,862

3-year average	20,445,317	10,311,090	10,028,415	4,860,685
Columns (b) and (d) represent Total Reported Pay for PEO and other NEOs as disclosed in the Summary Compensation Table on page 68. In its pay deliberations, the Compensation Committee considers Total Direct Compensation, columns (j) and (l), as it excludes the volatility that results from changes in pension value and all other compensation. See pages 58 to 61.
“Compensation Actually Paid” in columns (c) and (e) includes pension service cost and year-over-year change in value of unvested awards. We believe Realized Pay, shown in columns (k) and (m), is a more accurate representation of pay actually realized during the year. See pages 58 to 59 for details specific to PEO Realized Pay.
The main factor in year-over-year changes in “Compensation Actually Paid” is the change in value of unvested equity awards. Performance shares with uniquely long vesting periods represent over 70 percent of Total Direct Compensation, aligning the interests of our executives with the returns of long-term shareholders.

PEO “Compensation Actually Paid” 2022 versus 2021 ($ in millions)	Actual		Year-over-Year
As a result, close to 90 percent of the
year-over-year
change of PEO
“Compensation Actually Paid” reflects
unvested equity, its value influenced by
the Company’s stock performance.

Year-end stock price of $110.30 in 2022,
from $61.19 in 2021 and $41.22 in 2020,
resulted in significant year-over-year change.

	2022	2021	Change	% of Change
Cash: Salary, Bonus, All Other Compensation	8.5	4.9	3.5	7%
Stock Awards granted in current year, YE value	24.8	13.2	11.7	23%
Outstanding equity, year-over-year change in value	48.5	16.8	31.8	64%
Vested awards, vested value minus prior YE value	3.3	1.3	2.0	4%
Dividends paid prior to vesting of underlying awards	3.7	3.2	0.6	1%
Pension Service Cost	0.9	0.7	0.2	0%
Total	89.7	40.1	49.7	100%

Company Selected Measure Name	CFOAS
Named Executive Officers, Footnote [Text Block]	K.A. Mikells, N.A. Chapman, J.P. Williams, Jr., and K.T. McKee;	K.A. Mikells, A.P. Swiger, N.A. Chapman, J.P. Williams, Jr., and L.M. Mallon;	A.P. Swiger, N.A. Chapman, J.P. Williams, Jr., and N.W. Duffin
Peer Group Issuers, Footnote [Text Block]	CD&A Performance Peer group: BP, Chevron, Shell, and TotalEnergies
PEO Total Compensation Amount	$ 35,909,231	$ 23,572,488	$ 15,639,061
PEO Actually Paid Compensation Amount	$ 89,747,677	40,080,212	(7,691,707)
Adjustment To PEO Compensation, Footnote [Text Block]	Adjustments to determine “Compensation Actually Paid”:

			PEO 1		Average Non-PEO NEOs 2
	+/-	2022	2021	2020	2022	2021	2020

SCT grant value of current year long-term awards	–	24,939,000	13,505,225	8,434,725	12,594,195	5,892,181	3,594,016

Year-end value of current long-term awards	+	24,817,500	13,155,850	8,450,100	12,532,838	5,827,736	3,600,567

Year-over-year change in “fair value” of unvested awards	+	48,547,691	16,765,814	-20,079,108	17,672,847	7,865,983	-15,015,063

Value of vested awards received	+	3,273,600	1,314,686	-1,274,817	751,602	486,992	-1,009,384

SCT change in pension value	–	2,506,363	5,137,153	5,348,636	3,044,269	2,710,176	3,442,800

Pension Service cost	+	901,365	744,658	751,812	460,833	326,056	462,472

Dividends	+	3,743,653	3,169,095	2,604,606	1,330,895	1,489,577	1,952,237

Non-PEO NEO Average Total Compensation Amount	$ 20,844,030	11,277,117	8,331,316
Non-PEO NEO Average Compensation Actually Paid Amount	$ 37,954,580	18,671,104	(8,714,670)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Adjustments to determine “Compensation Actually Paid”:

			PEO 1		Average Non-PEO NEOs 2
	+/-	2022	2021	2020	2022	2021	2020

SCT grant value of current year long-term awards	–	24,939,000	13,505,225	8,434,725	12,594,195	5,892,181	3,594,016

Year-end value of current long-term awards	+	24,817,500	13,155,850	8,450,100	12,532,838	5,827,736	3,600,567

Year-over-year change in “fair value” of unvested awards	+	48,547,691	16,765,814	-20,079,108	17,672,847	7,865,983	-15,015,063

Value of vested awards received	+	3,273,600	1,314,686	-1,274,817	751,602	486,992	-1,009,384

SCT change in pension value	–	2,506,363	5,137,153	5,348,636	3,044,269	2,710,176	3,442,800

Pension Service cost	+	901,365	744,658	751,812	460,833	326,056	462,472

Dividends	+	3,743,653	3,169,095	2,604,606	1,330,895	1,489,577	1,952,237

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Supporting Financial & Operating Metrics

∎
  TSR

∎
  Earnings

∎
  Cash Flow from Operations and Asset Sales

∎
  Return on Capital Employed

∎
  Safety Performance

∎
  Environmental Performance

∎
  Corporate-wide operated asset GHG emissions intensity

Total Shareholder Return Amount	$ 188	101	64
Peer Group Total Shareholder Return Amount	136	94	69
Net Income (Loss)	$ 55,740,000,000	$ 23,040,000,000	$ (22,440,000,000)
Company Selected Measure Amount	82,044,000,000	51,305,000,000	15,667,000,000
PEO Name	D.W. Woods
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	TSR
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Earnings
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Cash Flow from Operations and Asset Sales
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Return on Capital Employed
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Safety Performance
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Environmental Performance
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	Corporate-wide operated asset GHG emissions intensity
PEO [Member] | Sct Grant Value Of Current Year LongTerm Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (24,939,000)	$ (13,505,225)	$ (8,434,725)
PEO [Member] | Year-End Value Of Current LongTerm Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	24,817,500	13,155,850	8,450,100
PEO [Member] | Year-Over-Year Change In Fair Value Of Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	48,547,691	16,765,814	(20,079,108)
PEO [Member] | Value Of Vested Awards Received [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,273,600	1,314,686	(1,274,817)
PEO [Member] | Sct Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,506,363)	(5,137,153)	(5,348,636)
PEO [Member] | Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	901,365	744,658	751,812
PEO [Member] | Dividends [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,743,653	3,169,095	2,604,606
Non-PEO NEO [Member] | Sct Grant Value Of Current Year LongTerm Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(12,594,195)	(5,892,181)	(3,594,016)
Non-PEO NEO [Member] | Year-End Value Of Current LongTerm Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	12,532,838	5,827,736	3,600,567
Non-PEO NEO [Member] | Year-Over-Year Change In Fair Value Of Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	17,672,847	7,865,983	(15,015,063)
Non-PEO NEO [Member] | Value Of Vested Awards Received [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	751,602	486,992	(1,009,384)
Non-PEO NEO [Member] | Sct Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,044,269)	(2,710,176)	(3,442,800)
Non-PEO NEO [Member] | Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	460,833	326,056	462,472
Non-PEO NEO [Member] | Dividends [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,330,895	$ 1,489,577	$ 1,952,237